Income Tax	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Tax

Note 10 – Income Tax

The Company was liable for taxes in United States until it completed its continuation from the State of Nevada, U.S.A. to Anguilla, British West Indies since December 31, 2007. There is no income tax imposed on companies by the government of Anguilla, British West Indies.

As of December 31, 2011 and 2010, the Company did not have any income for tax purposes and therefore, no tax liability or expense has been recorded in these financial statements.

For U.S. tax reporting purpose, the Company has available net operating loss carryforwards of approximately $2,579,168 for tax purposes to offset future taxable income which expires commencing 2025 through the year 2029. Pursuant to the Tax Reform Act of 1986, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.

The deferred tax asset associated with the tax loss carryforward is approximately $450,000 (2010: $450,000). The Company has provided a full valuation allowance against the deferred tax asset. The Company has adjusted the previously stated deferred tax asset arising from U.S. net operating losses and the corresponding valuation allowance. There were no effects to net income (loss) as a result of these adjustments.

In July 2006, the FASB issued FIN No.48 “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109”. This interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements in accordance with SFAS No. 109. The interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN No.48 is effective for fiscal years beginning after December 15, 2006. The adoption of this interpretation did not have a material impact on the Company’s results of operations or financial position.